Derivative Instruments Accounted for at Fair value - Additional Information (Detail) $ in Thousands		3 Months Ended		6 Months Ended
	Nov. 02, 2018 NOK (kr)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 NOK (kr)
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain)/loss on non-designated derivative instruments		$ 6,354	$ 861	$ (7,607)	$ 1,645
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain)/loss on non-designated derivative instruments		6,400	$ 900	(7,600)	$ 1,600
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr	kr 600,000,000,000					kr 600,000,000
Outstanding secured borrowings, interest rate terms	The 2018 Bonds bear interest at a rate equal to the 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
NORWAY [Member] | 2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal		$ 71,700		$ 71,700
Outstanding secured borrowings | kr						kr 600,000,000
Spread on variable rate		6.608%		6.608%		6.608%
Outstanding secured borrowings, interest rate terms				6.608% plus 3-month U.S. LIBOR
Outstanding secured borrowings, maturity year				2023
NORWAY [Member] | 2018 Senior Secured Bonds [Member] | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate		6.00%		6.00%		6.00%
Outstanding secured borrowings, interest rate terms				6.0% plus 3-month NIBOR